Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
Supplement [Text Block]	pametcft_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

SUPPLEMENT DATED SEPTEMBER 21, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017

Effective September 21, 2017, the Prospectus is revised as follows:

•	On page 4, the last sentence of the fourth paragraph under the section titled “Principal Investment Strategies” is deleted and replaced with the following:

“At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.”

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pametcft_SupplementTextBlock

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

SUPPLEMENT DATED SEPTEMBER 21, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017

Effective September 21, 2017, the Prospectus is revised as follows:

•	On page 4, the last sentence of the fourth paragraph under the section titled “Principal Investment Strategies” is deleted and replaced with the following:

“At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.”